Commitments and Contingencies - Narrative (Details)							6 Months Ended	12 Months Ended		144 Months Ended	150 Months Ended
	Jul. 26, 2019 USD ($)	Jun. 05, 2017 USD ($)	May 22, 2017 USD ($)	Sep. 23, 2016 USD ($)	Dec. 12, 2014 claim	Dec. 23, 2013 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies
Term barred from conducting any outbound telemarketing		2 years
Other accrued expenses
Commitments and Contingencies
Claim amount			$ 1,200
Spectrum Investments | Maximum
Commitments and Contingencies
Phase one expected expenditures							$ 500,000,000
Spectrum Investments | Minimum
Commitments and Contingencies
Phase one expected expenditures							250,000,000
NTM
Commitments and Contingencies
Purchase price	$ 1,400,000,000
Prepaid Business Sale [Member]
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets							3,590,000,000	$ 3,590,000,000
Dish Network
Commitments and Contingencies
Payment to acquire certain wireless licenses and related assets								11,000,000,000	$ 11,000,000,000	$ 11,000,000,000	$ 11,000,000,000
Dish Network | Maximum
Commitments and Contingencies
Phase one expected expenditures								500,000,000
Dish Network | Minimum
Commitments and Contingencies
Phase one expected expenditures								250,000,000
Dish Network | Spectrum Investments
Commitments and Contingencies
5G Network deployment							10,000,000,000
Northstar Spectrum And SNR Holdco
Commitments and Contingencies
Non-controlling investments								10,000,000,000		10,000,000,000		$ 10,000,000,000
Northstar Spectrum And SNR Holdco | DISH Network L.L.C.
Commitments and Contingencies
Non-controlling investments								10,000,000,000		10,000,000,000
Northstar Spectrum And SNR Holdco | Dish Network
Commitments and Contingencies
Non-controlling investments							$ 10,000,000,000	$ 10,000,000,000		10,000,000,000	10,000,000,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company
Commitments and Contingencies
Bidding credit credits				25.00%
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Maximum
Commitments and Contingencies
Claim amount				$ 11,000
Northstar Wireless or Northstar Spectrum | AWS 3 Auction | Vermont National Telephone Company | Minimum
Commitments and Contingencies
Claim amount				$ 5,500
Krakauer Action
Commitments and Contingencies
Claim amount									10,760,000
Krakauer Action | Other accrued expenses
Commitments and Contingencies
Loss Contingency Accrual									61,000,000
Telemarketing Litigation
Commitments and Contingencies
Demonstration requirements period		5 years
Loss Contingency Accrual		$ 280,000,000
Period of injunctive relief sought from placing any outbound telemarketing calls to market or promote its goods or services							5 years	5 years
Telemarketing Litigation | DISH Network L.L.C.
Commitments and Contingencies
Claim amount						$ 270,000,000		$ 270,000,000
Number of claims | claim					1
Number of claims by plaintiff | claim					10
Telemarketing Litigation | Other accrued expenses
Commitments and Contingencies
Loss Contingency Accrual							$ 280,000,000	280,000,000	$ 280,000,000	280,000,000	280,000,000
ClearPlay, Inc.
Commitments and Contingencies
Loss contingency							$ 543,000,000	$ 543,000,000		$ 543,000,000	$ 543,000,000